Subsequent Events (Narrative) (Detail) - Subsequent Event [Member] ¥ / shares in Units, ¥ in Millions, $ in Billions					1 Months Ended
	Dec. 04, 2018 JPY (¥)	Nov. 13, 2018 JPY (¥) ¥ / shares shares	Oct. 31, 2018 JPY (¥)	Oct. 31, 2018 AUD ($)	Dec. 10, 2018 JPY (¥) shares
Acquisition of Colonial First State Global Asset Management [Member]
Subsequent Event [Line Items]
Percentage of equity interest after acquisition			100.00%	100.00%
Approximate consideration for acquisition to be paid			¥ 328,000	$ 4.0
MUFG Capital Finance 7 Limited [Member] | Non-cumulative and Non-dilutive Perpetual Preferred Securities [Member]
Subsequent Event [Line Items]
Non-dilutive perpetual preferred securities redeemed	¥ 222,000
Redemption date	Jan. 25, 2019
Common Stock [Member]
Subsequent Event [Line Items]
Dividends payable, amount per share | ¥ / shares		¥ 11
Dividends payable, total amount		¥ 144,314
Dividends payable, date to be paid		Dec. 05, 2018
Dividends payable, date of record		Sep. 30, 2018
Number of own shares repurchased | shares					159,836,800
Approximate repurchase amount in aggregate of own shares based on the discretionary dealing contract					¥ 100,000
Approximate percentage of shares allowed for repurchase over total number of outstanding shares		1.52%
Date of own shares to be cancelled		Jan. 22, 2019
Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares allowed for repurchase | shares		200,000,000
Aggregate amount of shares allowed for repurchase		¥ 100,000